INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 91,704	$ 86,068
Research and development	12,083	9,773
Accrued social benefits and other	3,123	2,801
Right of use assets	(415)	(520)
Lease liabilities	444	636
Property and equipment	2	2
Deferred tax asset before valuation allowance	106,941	98,760
Valuation allowance	(106,941)	(98,760)
Net deferred tax asset	$ 0	$ 0